22. Stock-based Compensation (Details - RSU's) - Restricted Stock Units R S U [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Restricted stock units at beginning of year (in shares)	217,059	218,309	18,509
Granted (in shares)			204,684
Forfeited (in shares)	(1,250)	(1,250)	(4,884)
Restricted stock units at end of year (in shares)	215,809	217,059	218,309
Weighted Average Grant-Date Fair Value
Restricted stock units at beginning of year (in dollars per share)	$ 151	$ 151	$ 66
Granted (in dollars per share)			159
Forfeited (in dollars per share)	177	177	175
Restricted stock units at end of year (in dollars per share)	$ 151	$ 151	$ 151